Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories

	December 31,
	2025	2024
Purchased parts & materials	$2,034	$5,463
Work-in-progress	199	—
Finished goods	804	1,205
	$3,037	$6,668